UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

HEDEKER STRATEGIC APPRECIATION FUND
Institutional Shares – SAFFX

Semi-Annual Report
February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 657-4450 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 657-4450. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Hedeker Wealth LLC
One Overlook Point, Suite 610
Lincolnshire, Illinois 60069
(800) 657-4450

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2019

	Six Months	One Year	Since Inception (12/21/2016)	Expense Ratio(c)
Hedeker Strategic Appreciation Fund
Institutional Shares	-3.22%	1.77%	2.04%	1.46%
Bloomberg Barclays Intermediate Government/Credit Bond Index(b)	2.21%	3.22%	2.04%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Hedeker Strategic Appreciation Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 657-4450.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.
(b)

The Bloomberg Barclays Intermediate Government/Credit Bond Index (“Index”) is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. The returns of the Index do not reflect the deduction of fees and expenses, whereas the Fund returns are shown net of fees. An individual cannot invest directly in an index.

(c)

The expense ratio is from the Fund’s prospectus dated December 31, 2018. Hedeker Wealth LLC (the “Adviser”), the Fund’s adviser, has contractually agreed, until December 31, 2019, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets. (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time. The Institutional Shares Expense Ratio does not correlate to the corresponding ratio of expenses to average net assets included in the financial highlights section of this report, which reflects the operating expenses of the Fund, but does not include acquired fund fees and expenses. Additional information pertaining to the Fund’s expense ratios as of February 28, 2019, can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (800) 657-4450. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited) February 28, 2019

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

2

Hedeker Strategic Appreciation Fund
Schedule of Investments (Unaudited)

February 28, 2019

	Principal Amount	Fair Value
CONVERTIBLE BONDS — 71.64%

Communication Services — 3.47%
Liberty Media Corporation, 2.25%, 9/30/2046	$2,000,000	$1,034,472
Liberty Media Corporation - Formula One Group, 1.00%, 1/30/2023	1,000,000	1,052,384
		2,086,856
Consumer Discretionary — 3.91%
Carriage Services, Inc., 2.75%, 3/15/2021	300,000	323,386
Ctrip.com International Ltd., 1.99%, 7/1/2025	1,500,000	1,558,576
Vitamin Shoppe, Inc., 2.25%, 12/1/2020	525,000	471,873
		2,353,835
Energy — 6.35%
Golar LNG Ltd., 2.75%, 2/15/2022	1,250,000	1,196,830
Green Plains, Inc., 4.13%, 9/1/2022	1,250,000	1,166,406
Hurricane Energy plc, 7.50%, 7/24/2022	500,000	662,097
Oasis Petroleum, Inc., 2.63%, 9/15/2023	850,000	794,734
		3,820,067
Financials — 12.10%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/2023	500,000	489,063
Encore Capital Group, Inc., 3.00%, 7/1/2020	1,627,000	1,608,644
EZCORP, Inc., 2.88%, 7/1/2024	750,000	868,245
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,000,000	990,533
New Mountain Finance Corporation, 5.75%, 8/15/2023	1,000,000	1,006,413
Prospect Capital Corporation, 6.38%, 3/1/2025	1,000,000	983,750
Redwood Trust, Inc., 4.75%, 8/15/2023	1,000,000	943,064
Resource Capital Corporation, 8.00%, 1/15/2020	375,000	389,550
		7,279,262
Health Care — 17.73%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	640,000	567,601
Alder Biopharmaceuticals, Inc., 2.50%, 2/1/2025	1,000,000	929,375
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	900,000	826,152
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	1,550,000	1,654,373
BioMarin Pharmaceutical, Inc., 1.50%, 10/15/2020	300,000	349,875
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/2024	1,000,000	1,045,625
Clovis Oncology, Inc., 1.25%, 5/1/2025	500,000	401,829
Insmed, Inc., 1.75%, 1/15/2025	1,000,000	1,008,750
Invacare Corporation, 5.00%, 2/15/2021	500,000	479,375
Medicines Company (The), 2.75%, 7/15/2023	1,050,000	847,910
PDL BioPharma, Inc., 2.75%, 12/1/2021	1,000,000	1,140,569
Retrophin, Inc., 2.50%, 9/15/2025	1,000,000	914,207
Theravance Biopharma, Inc., 3.25%, 11/1/2023	500,000	505,313
		10,670,954

See accompanying notes which are an integral part of these financial statements.	3

Hedeker Strategic Appreciation Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Principal Amount	Fair Value
CONVERTIBLE BONDS — (continued)

Industrials — 5.02%
Dycom Industries, Inc., 0.75%, 9/15/2021	$1,000,000	$927,611
Team, Inc., 5.00%, 8/1/2023	1,000,000	1,027,307
Tutor Perini Corporation, 2.88%, 6/15/2021	1,100,000	1,067,617
		3,022,535
Information Technology — 20.36%
Carbonite, Inc., 2.50%, 4/1/2022	500,000	564,342
Harmonic, Inc., 4.00%, 12/1/2020	750,000	865,634
II-VI, Inc., 0.25%, 9/1/2022	750,000	842,344
InterDigital, Inc., 1.50%, 3/1/2020	1,558,000	1,680,313
j2 Global, Inc., 3.25%, 6/15/2029	850,000	1,116,803
Knowles Corporation, 3.25%, 11/1/2021	900,000	1,017,747
Liberty Interactive LLC, 4.00%, 11/15/2029	1,350,000	926,438
Lumentum Holdings, Inc., 0.25%, 3/15/2024	1,000,000	1,098,960
Microchip Technology, Inc., 1.63%, 2/15/2027	1,000,000	1,151,679
ON Semiconductor Corporation, 1.00%, 12/1/2020	1,000,000	1,288,901
Teradyne, Inc., 1.25%, 12/15/2023	256,000	364,000
TTM Technologies, Inc., 1.75%, 12/15/2020	1,000,000	1,336,250
		12,253,411
Real Estate — 2.70%
Helical Bar Jersey Ltd., 4.00%, 6/17/2019	400,000	536,000
IH Merger Sub LLC, 3.50%, 1/15/2022	973,000	1,089,212
		1,625,212
Total Convertible Bonds (Cost $42,899,892)		43,112,132

	Shares
CONVERTIBLE PREFERRED NOTES — 1.17%

Financials — 1.17%
Great Ajax Corporation, 7.25%, 4/30/2024	28,196	705,464
Total Convertible Preferred Notes (Cost $721,478)		705,464

4	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS — 3.11%

Energy — 0.46%
Chesapeake Energy Corporation, 4.50%	5,000	$278,750

Financials — 2.65%
Capitala Finance Corporation, 5.75%	33,203	841,364
Ready Capital Corporation, 7.00%	28,537	749,382
		1,590,746
Total Convertible Preferred Stocks (Cost $2,562,501)		1,869,496

COMMON STOCKS — 2.60%

Financials — 0.15%
Starwood Property Trust, Inc.	4,153	93,152

Information Technology — 2.45%
NVIDIA Corporation	9,550	1,473,183
Total Common Stocks (Cost $2,563,289)		1,566,335

PREFERRED STOCKS — 1.67%

Real Estate — 1.67%
RLJ Lodging Trust, Series A, 7.80%	40,000	1,002,800
Total Preferred Stocks (Cost $1,032,216)		1,002,800

MONEY MARKET FUNDS — 20.98%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.33%(a)	12,628,028	12,628,028
Total Money Market Funds (Cost $12,628,028)		12,628,028

Total Investments — 101.17% (Cost $61,685,342)		60,884,255

Liabilities in Excess of Other Assets — (1.17)%		(703,701)

NET ASSETS — 100.00%		$60,180,554

(a)	Rate disclosed is the seven day effective yield as of February 28, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	5

Hedeker Strategic Appreciation Fund
Statement of Assets and Liabilities (Unaudited)

February 28, 2019

Assets
Investments in securities at fair value (cost $61,685,342)	$60,884,255
Receivable for investments sold	3,024,552
Dividends and interest receivable	280,959
Prepaid expenses	7,271
Total Assets	64,197,037
Liabilities
Payable for investments purchased	3,958,655
Payable to Adviser	45,034
Payable to Administrator	8,957
Other accrued expenses	3,837
Total Liabilities	4,016,483
Net Assets	$60,180,554
Net Assets consist of:
Paid-in capital	$61,150,362
Accumulated deficit	(969,808)
Net Assets	$60,180,554
Shares outstanding (unlimited number of shares authorized, no par value)	2,433,731
Net asset value, offering and redemption price per share	$24.73

6	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund
Statement of Operations (Unaudited)

For the six months ended February 28, 2019

Investment Income
Dividend income	$198,000
Interest income (net of foreign taxes withheld of $1,436)	651,382
Total investment income	849,382
Expenses
Investment Adviser	285,331
Administration	28,756
Fund accounting	17,825
Audit and tax preparation	10,848
Trustee	8,468
Legal	7,292
Transfer agent	6,000
Report printing	5,348
Pricing	5,244
Custodian	3,089
Compliance services	3,000
Registration	2,652
Miscellaneous	9,188
Net operating expenses	393,041
Net investment income	456,341
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	204,643
Net realized loss on foreign currency translations	(2,549)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(2,588,549)
Net realized and change in unrealized loss on investments	(2,386,455)
Net decrease in net assets resulting from operations	$(1,930,114)

See accompanying notes which are an integral part of these financial statements.	7

Hedeker Strategic Appreciation Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$456,341	$856,669
Net realized gain on investment securities transactions and foreign currency translations	202,094	334,949
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(2,588,549)	2,105,177
Net increase (decrease) in net assets resulting from operations	(1,930,114)	3,296,795
Distributions to Shareholders from Earnings:
Institutional Shares	(896,001)	(2,043,554)
Total distributions	(896,001)	(2,043,554)
Capital Transactions - Institutional Shares
Proceeds from shares sold	3,275,850	9,668,950
Reinvestment of distributions	896,001	2,043,554
Amount paid for shares redeemed	(1,459,641)	(3,291,991)
Net increase in net assets resulting from capital transactions	2,712,210	8,420,513
Total Increase (Decrease) in Net Assets	(113,905)	9,673,754
Net Assets
Beginning of period	60,294,459	50,620,705
End of period	$60,180,554	$60,294,459
Share Transactions - Institutional Shares
Shares sold	133,235	381,318
Shares issued in reinvestment of distributions	37,926	82,089
Shares redeemed	(58,972)	(129,091)
Net increase in shares	112,189	334,316

(a)

For the year ended August 31, 2018, distributions to shareholders from earnings consisted of $1,407,245 from net investment income and $636,309 from net realized gains. As of August 31, 2018, accumulated net investment income was $143,662.

8	See accompanying notes which are an integral part of these financial statements.

Hedeker Strategic Appreciation Fund - Institutional Shares

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Period Ended August 31, 2017(a)
Net asset value, beginning of period	$25.97		$25.47	$25.00

Investment operations:
Net investment income	0.20		0.41	0.07
Net realized and unrealized gain (loss) on investments	(1.06)		1.06	0.41
Total from investment operations	(0.86)		1.47	0.48

Distributions from:
Net investment income	(0.38)		(0.66)	(0.01)
Net realized gains	—		(0.31)	—
Total from distributions	(0.38)		(0.97)	(0.01)

Net asset value, end of period	$24.73		$25.97	$25.47

Total Return(b)	(3.22	)%(c)	5.94%	1.94	%(c)

Ratios/Supplemental Data:
Net assets, end of period (000 omitted)	$60,181		$60,294	$50,621
Ratio of net expenses to average net assets	1.38	%(d)	1.44%	1.56	%(d)
Ratio of net investment income to average net assets	1.60	%(d)	1.55%	0.49	%(d)
Portfolio turnover rate	59	%(c)	163%	113	%(c)

(a)	For the period December 21, 2016 (commencement of operations) to August 31, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.	9

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited)

February 28, 2019

NOTE 1. ORGANIZATION

The Hedeker Strategic Appreciation Fund (the “Fund”) was organized as a non-diversified series of Capitol Series Trust (the “Trust”) on December 15, 2016. The Fund subsequently became and now operates as a diversified series of the Trust. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Hedeker Wealth LLC (the “Adviser”). The investment objective of the Fund is to seek superior risk-adjusted returns over a market cycle.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 21, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

10

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous two tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

11

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee

12

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Valuation Inputs
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$43,112,132	$—	$43,112,132
Convertible Preferred Notes	705,464	—	—	705,464
Convertible Preferred Stocks	1,869,496	—	—	1,869,496
Common Stocks	1,566,335	—	—	1,566,335
Preferred Stocks	1,002,800	—	—	1,002,800
Money Market Funds	12,628,028	—	—	12,628,028
Total	$17,772,123	$43,112,132	$—	$60,884,255

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

13

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the Adviser earned fees of $285,331 from the Fund. At February 28, 2019, the Fund owed the Adviser $45,034.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.75% of the Fund’s Institutional Shares average daily net assets through December 31, 2019 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, compliance, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended February 28, 2019, the Administrator earned fees of $28,756 for administration services, $3,000 for compliance services, $17,825 for fund accounting services, and $6,000 for transfer agent services. At February 28, 2019, the Fund owed the Administrator $8,957 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of Ultimus Fund Solutions, LLC.

14

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were $30,643,692 and $35,306,524, respectively. There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2019.

NOTE 6. FEDERAL TAX INFORMATION

At February 28, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,282,958
Gross unrealized depreciation	(2,458,706)
Net unrealized appreciation/(depreciation) on investments	$(1,175,748)
Tax cost of investments	$62,060,003

The tax character of distributions for the fiscal year ended August 31, 2018 was as follows:

Distributions paid from:
Ordinary income	$2,043,554

At August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$448,727
Accumulated capital and other losses	(5,339)
Unrealized appreciation (depreciation) on investments(a)	1,412,959
Unrealized appreciation (depreciation) on foreign currency translations	(40)
Total accumulated earnings (deficit)	$1,856,307

(a)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash sales, interest accruals on complex securities and deemed dividends from convertible bonds.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended August 31, 2018, the Fund deferred post October capital losses in the amount of $5,339.

15

Hedeker Strategic Appreciation Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Hedeker Strategic Appreciation Fund
Institutional Shares	Actual	$ 1,000.00	$ 967.80	$ 6.73	1.38%

	Hypothetical(b)	$ 1,000.00	$ 1,017.95	$ 6.90	1.38%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

17

Investment Advisory Agreement Renewal (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 19 and 20, 2018, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation for an additional one-year period of the Investment Advisory Agreement between the Trust and Hedeker Wealth LLC (“Hedeker”) (the “Investment Advisory Agreement”) regarding the Hedeker Strategic Appreciation Fund (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Hedeker and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed renewal of the Investment Advisory Agreement between the Trust and Hedeker, including, but not limited to, Hedeker’s response to counsel’s due diligence letter requesting information relevant to the renewal of the Investment Advisory Agreement, the operating expense limitation agreement currently in effect between the Trust and Hedeker (the “Expense Limitation Agreement”), and certain Morningstar peer group expense and performance data for comparison purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Hedeker, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by Hedeker, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Hedeker met with the Trustees and provided further information including but not limited to, the services it provides to the Fund, firm ownership, resources available to service the Fund, succession planning, brokerage commission execution rates and profitability. This information, together with the information provided to and reviewed by the Board throughout the course of the prior two years, formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Hedeker; (2) the cost of the services provided and the profits and losses realized by Hedeker from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Hedeker resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

18

Investment Advisory Agreement Renewal (Unaudited) (continued)

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports regarding the Fund over the previous two years, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the approval of the renewal of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the renewal of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Hedeker’s services to the Fund. Based upon Hedeker’s presentation and the Support Materials, as well as the information provided to the Board throughout the course of the previous two years, the Board concluded that the overall arrangements between the Trust and Hedeker as set forth in the Investment Advisory Agreement continues to be fair and reasonable in light of the services Hedeker performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the renewal of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Hedeker provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with its investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Hedeker effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) executing trades and conducting research on behalf of the Fund; (7) conducting pre-trade portfolio compliance monitoring; and (8) providing marketing services for the Fund. The Trustees considered Hedeker’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of the portfolio managers, and noted the lead portfolio manager’s experience managing assets using investment philosophies similar to that employed for the Fund. The Trustees noted net purchases in the Fund and a positive net change from operations. The Trustees also noted the Fund’s performance compared to its respective benchmark. The Trustees considered that the Fund outperformed its benchmark for certain periods since the Fund’s inception. The Trustees also considered the Fund’s performance compared to its respective Morningstar peer group category. The Trustees also considered that the Fund is underperforming the average and median of its Morningstar peer group for the one-year period ended June 30, 2018. The Trustees noted that the peer group comparison provided was filtered to include funds with a similar asset size to that of the Fund, and discussed the appropriateness of such a comparison. The Trustees considered Hedeker’s explanation that Morningstar had placed the Fund in a peer group that predominantly had more equity exposure and therefore would always have superior performance during certain market cycles due to fundamentally different strategies and investment goals. It was noted that risk adjusted strategies, such as that of the Fund, are inherently at a disadvantage in their peer group category. The Trustees further noted that it is difficult to make meaningful comparisons with short-term results, and that the peer group as assigned by Morningstar does not wholly reflect the investment strategy of the Fund, which seeks to achieve 50% of equity returns with bond-like volatility. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Hedeker provides to the Fund under the Investment Advisory Agreement.

19

Investment Advisory Agreement Renewal (Unaudited) (continued)

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Fund pays to Hedeker under the Investment Advisory Agreement, as well as Hedeker’s profitability from the services that it renders to the Fund. In that regard, the Trustees noted that Hedeker assumes the costs of all distribution services rendered to the Fund, and that the Fund does not have a Rule 12b-1 Distribution Plan or associated fee. They also noted that Hedeker has additional responsibilities with respect to the Fund, including compliance, reporting and operational responsibilities. The Trustees considered that Hedeker has contractually agreed to reduce its management fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees noted that Hedeker does realize a profit as a result of its advisory services to the Fund.

Comparative Fee and Expense Data. The Trustees noted that the Fund’s management fee was higher than the average and median gross management fee reported for its Morningstar peer group. The Trustees also reviewed data supplied by Hedeker with respect to other funds that invest in convertible bonds, which had management fees as high as 2.73%. Hedeker explained how the Fund’s investment strategy is unique when compared to the funds reported in its peer group, which helped to explain the fee differences. The Trustees then noted that the Fund’s gross and net total expense ratios (reflected with and without waivers and expense reimbursements) were above the average and median gross and net total expense ratios reported for its peer group. The Trustees also compared the Fund’s management fee against fees that Hedeker charges for managing separately managed accounts. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Hedeker’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, but did not find that any material economies exist at this time.

Other Benefits. The Trustees considered that Hedeker does not utilize brokers with whom it has soft dollar relationships to execute the Fund’s portfolio transactions. The Trustees also observed that the distribution expenses of the Fund are paid by Hedeker, and that the Fund does not have a Rule 12b-1 Distribution Plan or associated fee. The Trustees concluded that, all things considered, Hedeker does not receive material additional financial benefits from services rendered to the Fund.

20

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 657-4450

21

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

22

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PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 657-4450 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Hedeker Wealth LLC

One Overlook Point, Suite 610

Lincolnshire, IL 60069

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

MESSAGE FROM THE CHIEF INVESTMENT OFFICER – (Unaudited)

At Meritage, we are value-driven investors. We buy stock in businesses when i) they score well in our comprehensive stock-ranking process (universe is global, all-cap and about 6,500 securities), and ii) they are selling for less than we believe they are worth. Our value discipline is intended to provide a margin of safety and is one of our primary risk management tools, along with managing position sizes and diversification.

Dear Fellow Shareholders:

During the six months ended February 28, 2019, since our annual report of August 31, 2018, we have seen periods of high volatility. Earlier year 2018 optimism and all-time highs in late September gave way to a combination of weakening fundamentals and deteriorating sentiment, resulting in steep losses for the last three months of calendar year 2018. Equity markets have rebounded strongly from the panic decline of December, which pushed the U.S. equity market into a 20% bear market. From the December 24th low through the close of business on February 28, 2019, stocks have now recouped much of the decline.

We certainly welcome the impressive bounce from the extreme short-term, oversold condition of last December. That said, as markets have become more comfortable with issues around Fed policy and a prospective trade deal with China, we think some measure of caution remains appropriate. While our macro analysis has not given any signals that a recession is imminent, we do take notice that economic growth and corporate sales and earnings growth are trending negatively and cyclical risk indicators are rising.

For the six months ended February 28, 2019, the broad market, as defined by the S&P 500 was down 3.0%. Our Yield-Focus Fund was a standout performer during this period with results significantly better than the S&P 500 and in line with its most comparable benchmark, the Zacks Multi-Asset Income Index. Both our Growth Fund and our Value Funds were off somewhat more than the general market during this period.

We attribute our bottom-up value-centric security selection process for generating our strong long-term returns. We continue to refine and improve this process of rigorously searching for attractive mispriced securities, among all capitalization sizes and geographies throughout the world. A specific discussion of each Fund and its performance is included in Management’s Discussion of Fund Performance.

Thank you for your continued trust in us as stewards of your capital. As previously mentioned we have our own money invested alongside yours in each of our funds, and we remain committed to delivering attractive risk-adjusted returns over full market cycles.

Sincerely,

Mark Eveans, CFA
President and Chief Investment Officer

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited)

Meritage Growth Equity Fund

For the six-month period ended February 28, 2019, the Meritage Growth Equity Fund Institutional Class and Investor Class were down 5.69% and 5.81%, respectively. The Fund’s returns trailed its primary benchmark, the Russell 1000 Growth Index, and the Lipper Large Cap Growth Index, which were down 4.52% and 3.04%, respectively, during the same time frame.

From an attribution standpoint, the Fund’s performance over the course of the last six months was driven by a number of factors. Positives included underweights in the Energy sector as compared to the benchmark, and stock selection within the Health Care and Information Technology sectors was superior. Stock selection within the Industrials and Consumer Discretionary sectors detracted from relative performance as did an underweight in the Industrials sector.

Regarding specific issues, the strongest gainers for the six months were CyberArk Software Ltd., up 46.3%, VMWare Inc. Class A, up 43.7%, and Zebra Technologies Corp., up 16.8%.

The poorest performers for the six months were Lumentum Holdings, down 39.8%, National Beverage Corp., down 35.7%, and Best Buy, down 32.8%.

As a value-centric and process driven Growth manager, most sector differences as compared to the benchmark are a result of either an under or overweight of specific, bottom-up, attractively valued growth opportunities identified by our process, within that particular sector.

We expect a continuation of low interest rates and below average economic growth for the world’s leading economies. We believe many investors share our view but have correspondingly been willing to pay an excessive premium for well-known growth stocks. This is where we part company with the crowd, however, as we expect the value discipline embedded in our growth approach will yield better results over full market cycles.

Meritage Value Equity Fund

For the six months ended February 28, 2019, the Meritage Value Equity Fund Institutional Class had a negative return of 5.00%, and lagged the Russell 1000 Value Index benchmark, which was down 1.62% during the same time frame, as well as the Lipper Large Cap Value Index negative return of 2.15%.

From an attribution standpoint, positives included underweight sector allocation influences from Materials, as well as strong stock selection within the Consumer Discretionary sector. These were offset by subpar security selection in the Financials, Health Care and Information Technology sectors.

Regarding individual issues, the strongest gainers for the six months were AutoZone Inc., up 22.4%, Koninklijke Ahold Delhaize N.V. ADR, up 14.5%, and Entergy Corp., up 14.0%.

The poorest performers for the six months were Husky Energy, down 27.8%, Holly Frontier Corp., down 25.0% and Vishay Intertechnology Inc., down 24.9%.

As a value-centric and process driven manager, most sector differences as compared to the benchmark were the result of either an under or overweight of specific bottom-up valuation opportunities identified by our process.

We expect a continuation of low interest rates and below average economic growth for the world’s leading economies. We believe many investors share our view but have correspondingly been willing to pay an excessive premium for well-known stocks. This is where we part company with the crowd, however, as we expect the discipline embedded in our value approach will yield better results over full market cycles.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

Meritage Yield-Focus Equity Fund

For the six months ended February 28, 2019, the Meritage Yield-Focus Equity Fund Institutional Class and Investor Class had negative returns of 0.82% and 0.94%, respectively. The Zacks Multi-Asset Income Index has specific asset structure and distinguished dividend yield characteristics similar to the Fund. The Fund’s returns were very comparable to the negative 0.81% of the Zacks Multi-Asset Income Index during the same time.

A founding premise of the Yield-Focus Equity Fund is to earn 50 – 75% of the expected long-term equity return in the form of cash dividends and distributions. The Fund invests in six key types of equity asset classes – common stocks, master limited partnerships, other limited partnerships, real estate investment trusts, business development companies, convertible preferred stocks and, in rare situations, straight preferred stocks. The Meritage comprehensive security selection process searches globally for attractive yield franchises.

For the six months ended February 28, 2019, regarding asset class performance, REITs and Common Stocks were the strongest relative performers, whereas Convertible Preferred Stocks and Limited Partnerships had the lowest contributions to returns. The Fund’s overweight in the Utilities and Communication Services sectors as well as superior stock selection in the Energy and Health Care sectors. Performance was hurt by less favorable stock selection in the Utilities and Financial sectors.

In terms of specific issues, the strongest performers for the period were Garmin Ltd., up 25.2%, Citigroup, up 24.3%, and Merck & Co., Inc., up 20.2%.

The poorest performers for the period were Extended Stay America, down 23.7%, Kronos Worldwide, down 22.6%, and Lazard Ltd., down 19.4%.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns as of February 28, 2019 (a)
Fund/Index	Six Months	1 Year	5 Year	Since Inception (12/23/13)
Meritage Growth Equity Fund – Institutional Class	(5.69%)	4.52%	11.32%	11.51%
Meritage Growth Equity Fund – Investor Class	(5.81%)	4.21%	11.03%	11.21%
Russell 1000 Growth Index (b)	(4.52%)	6.62%	12.63%	12.99%

	Expense Ratios (c)
	Institutional Class	Investor Class
Gross	1.46%	1.71%
With Applicable Waivers	1.03%	1.28%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

The performance in the preceding table reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.
(b)

The Russell 1000 Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s most recent prospectus dated December 31, 2018. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of each Fund’s average daily net assets through December 31, 2019. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2019 can be found in the financial highlights. The Gross Expense Ratio and Expense Ratio with Applicable Waivers do not correlate to the corresponding ratios of expenses to average net assets included in the Financial Highlights section of this report, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (“AFFE”).

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns as of February 28, 2019 (a)
Fund/Index	Six Months	1 Year	5 Year	Since Inception (12/23/13)
Meritage Value Equity Fund – Institutional Class	(5.00%)	(0.50%)	5.66%	5.93%
Russell 1000 Value Index (b)	(1.62%)	3.16%	8.09%	8.26%

	Expense Ratios (c)
	Institutional Class
Gross	1.61%
With Applicable Waivers	1.04%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

The performance in the preceding table reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.
(b)

The Russell 1000 Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s most recent prospectus dated December 31, 2018. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of each Fund’s average daily net assets through December 31, 2019. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2019 can be found in the financial highlights. The Gross Expense Ratio and Expense Ratio with Applicable Waivers do not correlate to the corresponding ratios of expenses to average net assets included in the Financial Highlights section of this report, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (“AFFE”).

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

INVESTMENT RESULTS – (Unaudited) (continued)

Average Annual Total Returns as of February 28, 2019 (a)
Fund/Index	Six Months	1 Year	5 Year	Since Inception (12/23/13)
Meritage Yield Focus Fund – Institutional Class	(0.82%)	7.05%	4.65%	5.14%
Meritage Yield-Focus Fund – Investor Class	(0.94%)	6.80%	4.46%	4.95%
Zacks Multi-Asset Income Index TR (b)	(0.81%)	5.62%	2.83%	3.31%

	Expense Ratios (c)
	Institutional Class	Investor Class
Gross	1.66%	1.91%
With Applicable Waivers	1.16%	1.41%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

The performance in the preceding table reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.
(b)

The Zacks Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, closed end funds, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an index.

(c)

The expense ratios are from the Fund’s most recent prospectus dated December 31, 2018. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 1.00% of each Fund’s average daily net assets through December 31, 2019. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of February 28, 2019 can be found in the financial highlights. The Gross Expense Ratio and Expense Ratio with Applicable Waivers do not correlate to the corresponding ratios of expenses to average net assets included in the Financial Highlights section of this report, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (“AFFE”).

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

The investment objective of the Meritage Growth Equity Fund is to seek growth of capital.

FUND HOLDINGS – (Unaudited) (continued)

The investment objective of the Meritage Value Equity Fund is to seek growth of capital. Income is a secondary objective.

FUND HOLDINGS – (Unaudited) (continued)

The investment objective of the Meritage Yield-Focus Equity Fund is to seek long-term growth of capital with an emphasis on high current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at http://www.sec.gov.

MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 90.94%	Shares	Fair Value
Communication Services — 10.76%
Alphabet, Inc., Class A(a)	1,023	$1,152,461
Facebook, Inc., Class A(a)	3,425	552,966
IAC/InterActiveCorp(a)	4,187	892,040
Walt Disney Company (The)	2,495	281,536
		2,879,003
Consumer Discretionary — 15.21%
Amazon.com, Inc.(a)	815	1,336,461
Fox Factory Holding Corporation(a)	4,985	315,949
Home Depot, Inc. (The)	5,585	1,034,008
Lennar Corporation, Class A	5,570	267,249
NIKE, Inc., Class B	3,900	334,347
O'Reilly Automotive, Inc.(a)	1,163	432,589
Sony Corporation - ADR	7,250	347,927
		4,068,530
Consumer Staples — 2.46%
Hershey Company (The)	3,050	337,574
Monster Beverage Corporation(a)	5,030	321,065
		658,639
Financials — 1.49%
S&P Global, Inc.	1,983	397,334

Health Care — 16.30%
Amedisys, Inc.(a)	2,196	272,963
BioTelemetry, Inc.(a)	8,720	651,558
Centene Corporation(a)	7,290	443,888
Cigna Corporation	1,377	240,204
Globus Medical, Inc., Class A(a)	8,400	408,996
Intuitive Surgical, Inc.(a)	2,090	1,144,505
Johnson & Johnson	3,167	432,739
Mettler-Toledo International, Inc.(a)	691	470,509
WellCare Health Plans, Inc.(a)	1,159	293,899
		4,359,261
Industrials — 5.34%
AMETEK, Inc.	4,835	384,769
Ingersoll-Rand plc	3,250	343,070
Nordson Corporation	2,585	350,940
Sensata Technologies Holding plc(a)	6,895	349,783
		1,428,562
Information Technology — 39.38%
Accenture plc, Class A	3,314	534,813
Adobe Systems, Inc.(a)	1,985	521,063
Apple, Inc.	9,016	1,561,120
CyberArk Software Ltd.(a)	7,620	836,447
Fiserv, Inc.(a)	8,240	697,846

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2019 (Unaudited)

COMMON STOCKS — 90.94% – continued	Shares	Fair Value
Information Technology — 39.38% – continued
Fortinet, Inc.(a)	3,405	$295,520
Lumentum Holdings, Inc.(a)	6,780	337,305
Mastercard, Inc., Class A	4,783	1,075,075
Microsoft Corporation	13,035	1,460,311
Novanta, Inc.(a)	4,990	407,833
Tech Data Corporation(a)	3,180	325,060
VMware, Inc., Class A	3,642	625,732
Xilinx, Inc.	4,535	568,236
Zebra Technologies Corporation, Class A(a)	6,427	1,288,677
		10,535,038
Total Common Stocks (Cost $17,834,184)		24,326,367

EXCHANGE-TRADED FUNDS — 5.59%
Consumer Staples Select Sector SPDR Fund	5,185	281,753
SPDR S&P Bank ETF	13,825	625,720
Vanguard Growth ETF	3,855	586,345
Total Exchange-Traded Funds Cost ($1,382,248)		1,493,818

MONEY MARKET FUNDS — 2.39%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.25%(b)	638,369	638,369
Total Money Market Funds (Cost $638,369)		638,369
Total Investments — 98.92% (Cost $19,854,801)		26,458,554
Other Assets in Excess of Liabilities — 1.08%		288,158
NET ASSETS — 100.00%		$26,746,712

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 85.00%	Shares	Fair Value
Communication Services — 5.04%
AMC Networks, Inc., Class A(a)	5,210	$342,349
Comcast Corporation, Class A	11,745	454,179
		796,528
Consumer Discretionary — 7.71%
Adtalem Global Education, Inc.(a)	5,855	282,211
AutoZone, Inc.(a)	593	556,809
Dollar General Corporation	3,200	379,072
		1,218,092
Consumer Staples — 2.72%
Koninklijke Ahold Delhaize N.V. - ADR	16,700	429,190

Energy — 8.21%
Chevron Corporation	3,730	446,033
Equinor ASA	15,920	357,563
Royal Dutch Shell plc, Class A - ADR	7,925	493,015
		1,296,611
Financials — 21.99%
Athene Holding Limited, Class A(a)	6,725	299,599
Capital One Financial Corporation	4,430	370,259
Discover Financial Services	5,460	390,991
Lincoln National Corporation	5,360	335,107
Northern Trust Corporation	4,275	398,430
Prudential Financial, Inc.	4,285	410,717
Reinsurance Group of America, Inc.	2,630	380,009
State Street Corporation	5,810	417,565
Torchmark Corporation	5,697	470,344
		3,473,021
Health Care — 13.51%
Biogen, Inc.(a)	1,219	399,844
Cigna Corporation	2,555	445,695
Emergent BioSolutions, Inc.(a)	7,340	428,289
PRA Health Sciences, Inc.(a)	4,535	485,154
UnitedHealth Group, Inc.	1,547	374,714
		2,133,696
Industrials — 8.30%
Acuity Brands, Inc.	3,005	391,011
Herman Miller, Inc.	8,550	313,614
Regal-Beloit Corporation	4,815	403,304
Snap-on, Inc.	1,270	203,200
		1,311,129

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2019 (Unaudited)

COMMON STOCKS — 85.00% – continued	Shares	Fair Value
Information Technology — 11.73%
CDW Corporation	5,600	$525,784
Cognizant Technology Solutions Corporation, Class A	5,530	392,519
Intel Corporation	3,000	158,880
MAXIMUS, Inc.	6,040	426,908
WNS Holdings Limited - ADR(a)	6,610	349,008
		1,853,099
Real Estate — 2.46%
Host Hotels & Resorts, Inc.	19,810	388,474

Utilities — 3.33%
Entergy Corporation	5,635	525,915
Total Common Stocks (Cost $11,493,879)		13,425,755

EXCHANGE-TRADED FUNDS — 11.13%
Utilities Select Sector SPDR® Fund (The)	15,895	906,173
Vanguard Consumer Staples ETF	2,450	345,720
Vanguard Real Estate ETF	6,025	506,040
Total Exchange-Traded Funds Cost ($1,632,023)		1,757,933

MONEY MARKET FUNDS — 3.63%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.25%(b)	573,154	573,154
Total Money Market Funds (Cost $573,154)		573,154
Total Investments — 99.76% (Cost $13,699,056)		15,756,842
Other Assets in Excess of Liabilities — 0.24%		38,078
NET ASSETS — 100.00%		$15,794,920

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS — 88.87%	Shares	Fair Value
Communication Services — 4.96%
AT&T, Inc.	16,300	$507,256
China Mobile Limited - ADR	10,735	565,627
Verizon Communications, Inc.	6,687	380,624
		1,453,507
Consumer Discretionary — 9.76%
DSW, Inc., Class A	22,565	668,150
Garmin Limited	7,305	613,401
Tapestry, Inc.	20,485	715,745
Target Corporation	7,815	567,682
Tenneco, Inc., Class A	8,540	295,484
		2,860,462
Consumer Staples — 8.17%
Altria Group, Inc.	9,400	492,654
Archer-Daniels-Midland Company	6,870	291,975
Imperial Brands plc - ADR	16,175	543,398
Kimberly-Clark Corporation	4,150	484,845
Unilever plc - ADR	10,925	581,538
		2,394,410
Energy — 11.10%
Alliance Resource Partners LP(a)	28,361	550,203
Canadian Natural Resources Ltd.	14,180	402,712
Kinder Morgan, Inc.	36,740	703,939
Phillips 66	4,580	441,329
Royal Dutch Shell plc, Class B - ADR	8,485	539,731
Valero Energy Corporation	7,545	615,370
		3,253,284
Financials — 18.21%
AllianceBernstein Holding LP(a)	9,230	268,870
Citigroup, Inc.	7,445	476,331
KeyCorp	34,780	614,215
Lazard Limited, Class A(a)	13,430	502,685
MetLife, Inc.	11,670	527,367
Old Republic International Corporation	24,110	502,935
PacWest Bancorp	10,805	443,221
Principal Financial Group, Inc.	9,760	513,766
SunTrust Banks, Inc.	10,245	664,594
United Overseas Bank Ltd - ADR	11,280	415,781
Wells Fargo & Company	8,180	408,100
		5,337,865
Health Care — 6.03%
Bristol-Myers Squibb Company	7,975	411,989
CVS Health Corporation	5,475	316,619

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2019 (Unaudited)

COMMON STOCKS — 88.87% – continued	Shares	Fair Value
Health Care — 6.03% – continued
Merck & Company, Inc.	5,675	$461,321
Pfizer, Inc.	13,305	576,771
		1,766,700
Industrials — 4.86%
Cummins, Inc.	3,347	515,739
Hubbell, Inc.	5,275	622,714
SKF AB Sponsered ADR	16,880	284,597
		1,423,050
Information Technology — 4.50%
Broadcom, Inc.	1,394	383,852
Infosys Limited - ADR	45,475	487,492
International Business Machines Corporation (IBM)	3,239	447,403
		1,318,747
Materials — 4.65%
International Paper Company	10,830	496,231
LyondellBasell Industries NV, Class A	6,810	582,391
Packaging Corporation of America	2,960	282,946
		1,361,568
Real Estate — 7.77%
National Health Investors, Inc.	8,525	665,206
Piedmont Office Realty Trust, Inc., Class A	34,225	700,585
Public Storage	1,794	379,413
Simon Property Group, Inc.	2,936	531,886
		2,277,090
Utilities — 8.86%
CenterPoint Energy, Inc.	22,690	683,877
Entergy Corporation	6,810	635,577
PPL Corporation	23,370	751,813
Public Service Enterprise Group, Inc.	8,945	526,055
		2,597,322
Total Common Stocks (Cost $23,546,287)		26,044,005

CONVERTIBLE PREFERRED STOCKS — 6.19%

Industrials — 2.15%
Stanley Black & Decker, Inc., 5.38%	6,565	629,584

Information Technology — 2.55%
Belden, Inc., 6.75%	8,955	746,667

Utilities — 1.49%
Centerpoint Energy, Inc., Class B, 7.00%	8,365	437,155
Total Convertible Preferred Stocks (Cost $1,964,099)		1,813,406

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND
SCHEDULE OF INVESTMENTS – (continued)

February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS — 2.15%	Shares	Fair Value
Wisdom International Dividend Ex-Financials Fund		$630,538
Total Exchange-Traded Funds Cost ($623,110)		630,538

MONEY MARKET FUNDS — 5.42%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.25%(b)	1,589,081	1,589,081
Total Money Market Funds (Cost $1,589,081)		1,589,081
Total Investments — 102.63% (Cost $27,722,577)		30,077,030
Liabilities in Excess of Other Assets — (2.63)%		(770,430)
NET ASSETS — 100.00%		$29,306,600

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day effective yield as of February 28, 2019.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

	Meritage Growth Equity Fund	Meritage Value Equity Fund	Meritage Yield- Focus Equity Fund
Assets
Investments in securities at value (cost $19,854,801, $13,699,056 and $27,722,577)	$26,458,554	$15,756,842	$30,077,030
Cash	—	2,666	—
Receivable for fund shares sold	257	—	—
Receivable for investments sold	261,183	—	422,164
Dividends receivable	14,528	28,747	126,639
Tax reclaims receivable	953	—	19,598
Prepaid expenses	36,839	25,119	54,199
Total Assets	26,772,314	15,813,374	30,699,630

Liabilities
Payable for fund shares redeemed	—	—	13,000
Payable for investments purchased	—	—	1,354,328
Payable to Adviser	5,642	1,475	4,670
Accrued 12b-1 fees - Investor class	147	—	256
Payable to Administrator	7,857	4,873	8,645
Other accrued expenses	11,956	12,106	12,131
Total Liabilities	25,602	18,454	1,393,030
Net Assets	$26,746,712	$15,794,920	$29,306,600

Net Assets consist of:
Paid-in capital	20,643,456	13,869,282	29,577,468
Accumulated earnings (deficit)	6,103,256	1,925,638	(270,868)
Net Assets	$26,746,712	$15,794,920	$29,306,600

Net Assets: Institutional Class	$26,353,318	$15,794,920	$28,627,829
Shares outstanding (unlimited number of shares authorized, no par value)	1,812,902	1,320,795	2,602,612
Net asset value, offering and redemption price per share	$14.54	$11.96	$11.00

Net Assets: Investor Class	$393,394		$678,771
Shares outstanding (unlimited number of shares authorized, no par value)	27,375		61,094
Net asset value, offering and redemption price per share	$14.37		$11.11

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS
STATEMENTS OF OPERATIONS

For the six months ended February 28, 2019 (Unaudited)

	Meritage Growth Equity Fund	Meritage Value Equity Fund	Meritage Yield- Focus Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $247, $7,461 and $1,883)	$173,056	$174,014	$694,380
Total investment income	173,056	174,014	694,380

Expenses
Investment Adviser	100,623	61,537	104,971
Administration	22,728	14,394	23,628
Fund accounting	14,152	8,596	14,753
Trustee	12,290	12,291	12,290
Transfer agent	11,322	6,876	11,802
Registration	9,202	5,704	18,448
Audit and tax preparation	7,392	7,392	7,392
Report printing	6,650	4,450	6,700
Legal	5,844	5,844	5,874
Custodian	2,663	2,859	2,695
12b-1 fees- Investor class	383	—	781
Other	288	819	1,079
Total expenses	193,537	130,762	210,413
Fees contractually waived by Adviser	(59,093)	(48,772)	(69,688)
Net operating expenses	134,444	81,990	140,725
Net investment income	38,612	92,024	553,655

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(523,634)	114,040	(15,902)
Net realized gain (loss) on foreign currency translations	—	29	(116)
Net change in unrealized depreciation of investment securities	(1,560,160)	(1,243,244)	(869,603)
Net realized and change in unrealized loss on investments	(2,083,794)	(1,129,175)	(885,621)
Net decrease in net assets resulting from operations	$(2,045,182)	$(1,037,151)	$(331,966)

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$38,612	$(38,817)
Net realized gain (loss) on investment securities transactions	(523,634)	1,955,602
Net change in unrealized appreciation (depreciation) of investment securities	(1,560,160)	3,925,755
Net increase (decrease) in net assets resulting from operations	(2,045,182)	5,842,540

Distributions to Shareholders from Earnings
Institutional Class	(1,767,689)	(1,729,352)
Investor Class	(23,791)	(18,215)
Total distributions	(1,791,480)	(1,747,567)

Capital Transactions - Institutional Class
Proceeds from shares sold	669,046	3,425,215
Reinvestment of distributions	1,723,550	1,671,004
Amount paid for shares redeemed	(2,625,357)	(2,296,869)
Total Institutional Class	(232,761)	2,799,350

Capital Transactions - Investor Class
Proceeds from shares sold	151,034	78,167
Reinvestment of distributions	16,728	17,846
Amount paid for shares redeemed	(59,574)	(96,358)
Total Investor Class	108,188	(345)
Net increase (decrease) in net assets resulting from capital transactions	(124,573)	2,799,005
Total Increase (Decrease) in Net Assets	(3,961,235)	6,893,978

Net Assets
Beginning of period	30,707,947	23,813,969
End of period	$26,746,712	$30,707,947

Share Transactions - Institutional Class
Shares sold	46,510	223,405
Shares issued in reinvestment of distributions	135,074	114,374
Shares redeemed	(189,467)	(152,438)
Total Institutional Class	(7,883)	185,341

Share Transactions - Investor Class
Shares sold	10,767	5,158
Shares issued in reinvestment of distributions	1,325	1,231
Shares redeemed	(4,065)	(6,382)
Total Investor Class	8,027	7
Net increase in shares outstanding	145	185,348

(a)

For the year ended August 31, 2018, distributions to shareholders from earnings consisted of $10,776 from net investment income and $1,718,576 from net realized gains for Institutional Class, and $18,215 from net realized gains for Investor Class. As of August 31, 2018, accumulated net investment income was $0.

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$92,024	$110,127
Net realized gain on investment securities transactions and foreign currency translations	114,069	1,227,676
Net change in unrealized appreciation (depreciation) of investment securities	(1,243,244)	395,681
Net increase (decrease) in net assets resulting from operations	(1,037,151)	1,733,484

Distributions to Shareholders from Earnings
Institutional Class	(1,182,385)	(90,492)
Total distributions	(1,182,385)	(90,492)

Capital Transactions - Institutional Class
Proceeds from shares sold	461,957	2,010,899
Reinvestment of distributions	1,156,126	88,422
Amount paid for shares redeemed	(1,749,035)	(1,613,843)
Net increase (decrease) in net assets resulting from capital transactions	(130,952)	485,478
Total Increase (Decrease) in Net Assets	(2,350,488)	2,128,470

Net Assets
Beginning of period	18,145,408	16,016,938
End of period	$15,794,920	$18,145,408

Share Transactions - Institutional Class
Shares sold	39,384	152,256
Shares issued in reinvestment of distributions	106,555	6,594
Shares redeemed	(149,100)	(121,701)
Net increase (decrease) in shares outstanding	(3,161)	37,149

(a)

For the year ended August 31, 2018, distributions to shareholders from earnings consisted of $90,492 from net investment income for Institutional Class. As of August 31, 2018, accumulated net investment income was $106,308.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$553,655	$897,238
Net realized gain (loss) on investment securities transactions and foreign currency translations	(16,018)	2,209,239
Net change in unrealized appreciation (depreciation) of investment securities	(869,603)	155,018
Net increase (decrease) in net assets resulting from operations	(331,966)	3,261,495

Distributions to Shareholders from Earnings
Institutional Class	(456,165)	(960,330)
Investor Class	(9,535)	(22,119)
Total distributions	(465,700)	(982,449)

Capital Transactions - Institutional Class
Proceeds from shares sold	1,388,605	2,137,663
Reinvestment of distributions	425,759	922,386
Amount paid for shares redeemed	(1,074,572)	(2,717,314)
Total Institutional Class	739,792	342,735

Capital Transactions - Investor Class
Proceeds from shares sold	53,403	93,361
Reinvestment of distributions	9,314	20,316
Amount paid for shares redeemed	(27,683)	(153,647)
Total Investor Class	35,034	(39,970)
Net increase in net assets resulting from capital transactions	774,826	302,765
Total Increase (Decrease) in Net Assets	(22,840)	2,581,811

Net Assets
Beginning of period	29,329,440	26,747,629
End of period	$29,306,600	$29,329,440

Share Transactions - Institutional Class
Shares sold	128,735	196,426
Shares issued in reinvestment of distributions	42,190	85,974
Shares redeemed	(106,964)	(251,925)
Total Institutional Class	63,961	30,475

Share Transactions - Investor Class
Shares sold	4,931	8,525
Shares issued in reinvestment of distributions	917	1,873
Shares redeemed	(2,608)	(13,904)
Total Investor Class	3,240	(3,506)
Net increase in shares outstanding	67,201	26,969

(a)

For the year ended August 31, 2018, distributions to shareholders from earnings consisted of $960,330 from net investment income for Institutional Class, and $22,119 from net investment income for Investor Class. As of August 31, 2018, accumulated net investment income was $93,498.

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$16.69		$14.39	$12.11	$11.20	$10.95	$10.00
Investment operations:
Net investment income	0.02		(0.02)	0.02	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	(1.12)		3.36	2.41	1.12	0.36	0.94
Total from investment operations	(1.10)		3.34	2.43	1.15	0.37	0.95

Less distributions to shareholders:
From net investment income	—		(0.01)	(0.03)	(0.01)	(0.01)	—
From net realized gains	(1.05)		(1.03)	(0.12)	(0.23)	(0.11)	—
Total distributions	(1.05)		(1.04)	(0.15)	(0.24)	(0.12)	—
Net asset value, end of period	$14.54		$16.69	$14.39	$12.11	$11.20	$10.95

Total Return (b)	(5.69	)%(c)	24.18%	20.27%	10.41%	3.38%	9.50	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,353		$30,388	$23,537	$17,479	$13,331	$10,642
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of expenses to average net assets before waiver	1.44	%(d)	1.43%	1.55%	1.60%	1.66%	3.49	%(d)
Ratio of net investment income to average net assets	0.29	%(d)	0.14%	0.12%	0.24%	0.08%	0.22	%(d)
Portfolio turnover rate (e)	36	%(c)	74%	82%	73%	84%	94	%(c)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$16.53		$14.30	$12.03	$11.15	$10.92	$10.00
Investment operations:
Net investment income (loss)	—	(b)	(0.06)	— (b)	— (b)	(0.02)	—	(b)
Net realized and unrealized gain (loss) on investments	(1.11)		3.32	2.39	1.11	0.37	0.92
Total from investment operations	(1.11)		3.26	2.39	1.11	0.35	0.92

Less distributions to shareholders:
From net investment income	—		—	—	—	(0.01)	—
From net realized gains	(1.05)		(1.03)	(0.12)	(0.23)	(0.11)	—
Total distributions	(1.05)		(1.03)	(0.12)	(0.23)	(0.12)	—
Net asset value, end of period	$14.37		$16.53	$14.30	$12.03	$11.15	$10.92

Total Return (c)	(5.81	)%(d)	23.78%	20.02%	10.13%	3.17%	9.20	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$393		$320	$276	$367	$164	$136
Ratio of net expenses to average net assets	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25	%(e)
Ratio of expenses to average net assets before waiver	1.69	%(e)	1.68%	1.80%	1.85%	1.91%	3.32	%(e)
Ratio of net investment income (loss) to average net assets	0.05	%(e)	(0.39)%	(0.10)%	(0.01)%	(0.17)%	0.01	%(e)
Portfolio turnover rate (f)	36	%(d)	74%	82%	73%	84%	94	%(d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Amount is less than $0.01.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$13.71		$12.45	$11.07	$11.00	$11.00	$10.00
Investment operations:
Net investment income	0.08		0.08	0.07	0.08	0.10	0.04
Net realized and unrealized gain (loss) on investments	(0.86)		1.25	1.41	0.12	0.01 (b)	0.96
Total from investment operations	(0.78)		1.33	1.48	0.20	0.11	1.00

Less distributions to shareholders:
From net investment income	(0.15)		(0.07)	(0.10)	(0.09)	(0.04)	—
From net realized gains	(0.82)		—	—	(0.04)	(0.07)	—
Total distributions	(0.97)		(0.07)	(0.10)	(0.13)	(0.11)	—
Net asset value, end of period	$11.96		$13.71	$12.45	$11.07	$11.00	$11.00

Total Return (c)	(5.00	)%(d)	10.70%	13.41%	1.85%	0.94%	10.00	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$15,795		$18,145	$16,017	$13,854	$11,321	$9,673
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00	%(e)
Ratio of expenses to average net assets before waiver	1.59	%(e)	1.57%	1.69%	1.67%	1.66%	3.58	%(e)
Ratio of net investment income to average net assets	1.12	%(e)	0.64%	0.60%	0.89%	0.96%	0.86	%(e)
Portfolio turnover rate (f)	40	%(d)	88%	81%	67%	62%	50	%(d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)

The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.29		$10.41	$10.00	$9.44	$11.27	$10.00
Investment operations:
Net investment income	0.21		0.35	0.37	0.32	0.33	0.10
Net realized and unrealized gain (loss) on investments	(0.32)		0.92	0.40	0.56	(1.71)	1.17
Total from investment operations	(0.11)		1.27	0.77	0.88	(1.38)	1.27

Less distributions to shareholders:
From net investment income	(0.18)		(0.39)	(0.36)	(0.32)	(0.41)	—
From net realized gains	—		—	—	—	(0.03)	—
From return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.18)		(0.39)	(0.36)	(0.32)	(0.45)	—
Net asset value, end of period	$11.00		$11.29	$10.41	$10.00	$9.44	$11.27

Total Return (b)	(0.82	)%(c)	12.40%	7.79%	9.58%	(12.56)%	12.70	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,628		$28,670	$26,103	$29,340	$28,316	$26,436
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00	%(d)
Ratio of expenses to average net assets before waiver	1.50	%(d)	1.50%	1.48%	1.49%	1.44%	2.62	%(d)
Ratio of net investment income to average net assets	3.96	%(d)	3.22%	3.49%	3.41%	3.17%	2.70	%(d)
Portfolio turnover rate (e)	52	%(c)	73%	60%	99%	86%	63	%(c)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.40		$10.51	$9.98	$9.42	$11.25	$10.00
Investment operations:
Net investment income	0.19		0.33	0.32 (b)	0.32	0.29	0.01
Net realized and unrealized gain (loss) on investments	(0.31)		0.92	0.46	0.54	(1.70)	1.24
Total from investment operations	(0.12)		1.25	0.78	0.86	(1.41)	1.25

Less distributions to shareholders:
From net investment income	(0.17)		(0.36)	(0.25)	(0.30)	(0.38)	—
From net realized gains	—		—	—	—	(0.03)	—
From return of capital	—		—	—	—	(0.01)	—
Total distributions	(0.17)		(0.36)	(0.25)	(0.30)	(0.42)	—
Net asset value, end of period	$11.11		$11.40	$10.51	$9.98	$9.42	$11.25

Total Return (c)	(0.94	)%(d)	12.09%	7.93%	9.35%	(12.85)%	12.50	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$679		$660	$644	$10,714	$10,708	$2,627
Ratio of net expenses to average net assets	1.25	%(e)	1.25%	1.25%	1.25%	1.25%	1.25	%(e)
Ratio of expenses to average net assets before waiver	1.75	%(e)	1.75%	1.73%	1.74%	1.69%	2.46	%(e)
Ratio of net investment income to average net assets	3.72	%(e)	2.97%	3.18%	3.17%	2.84%	2.26	%(e)
Portfolio turnover rate (f)	52	%(d)	73%	60%	99%	86%	63	%(d)

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2019 (Unaudited)

NOTE 1. ORGANIZATION

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) were organized as a diversified series of the Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Growth Equity and Yield-Focus Equity Funds each offer two share classes, Institutional Class Shares and Investor Class Shares. The Value Equity Fund currently offers only Institutional Shares. The Funds commenced operations on December 23, 2013. The Funds’ investment adviser is Meritage Portfolio Management, Inc. (the “Adviser”). The investment objective of the Growth Equity Fund is to seek growth of capital. The investment objective of the Value Equity Fund is to seek growth of capital. Income is a secondary objective for the Value Equity Fund. The investment objective of the Yield-Focus Equity Fund is to seek long-term growth of capital with an emphasis on high current income.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis, except for Yield-Focus Fund which will normally distribute dividends on a quarterly basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effects on net assets, results of operations or net asset values per share (“NAV”) of the Funds.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks	$24,326,367	$—	$—	$24,326,367
Exchange-Traded Funds	1,493,818	—	—	1,493,818
Money Market Funds	638,369	—	—	638,369
Total	$26,458,554	$—	$—	$26,458,554

Value Equity Fund
Common Stocks	$13,425,755	$—	$—	$13,425,755
Exchange-Traded Funds	1,757,933	—	—	1,757,933
Money Market Funds	573,154	—	—	573,154
Total	$15,756,842	$—	$—	$15,756,842

Yield-Focus Equity Fund
Common Stocks	$26,044,005	$—	$—	$26,044,005
Convertible Preferred Stocks	1,066,739	746,667	—	1,813,406
Exchange-Traded Funds	630,538	—	—	630,538
Money Market Funds	1,589,081	—	—	1,589,081
Total	$29,330,363	$746,667	$—	$30,077,030

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), on behalf of the Funds, the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of each Fund. For the six months ended February 28, 2019, the Adviser earned fees of $100,623 from the Growth Equity Fund, $61,537 from the Value Equity Fund and $104,971 from the Yield-Focus Equity Fund before the waiver/reimbursement described below. At February 28, 2019, the Growth Equity Fund owed the Adviser $5,642, the Value Equity Fund owed the Adviser $1,475 and the Yield-Focus Fund owed the Adviser $4,670.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.00% of each Fund’s average daily net assets through December 31, 2019 (“Expense Limitation Agreement”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. As of February 28, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements up to the amounts of $334,832, $294,443 and $450,601 from the Growth Equity Fund, Value Equity Fund and Yield-Focus Equity Fund, respectively, no later than February 28, 2022.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Funds with administration and compliance, fund accounting and transfer agent services. For the six months ended February 28, 2019, fees incurred for administration, fund accounting and transfer agent services, and the amounts due to the Administrator at February 28, 2019 were as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Administration	$22,728	$14,394	$23,628
Fund accounting	14,152	8,596	14,753
Transfer agent	11,322	6,876	11,802
Payable to Administrator	7,857	4,873	8,645

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at Board meetings.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS – continued

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares in connection with the promotion and distribution of each Fund’s Investor Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of Investor Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expense”). The Funds or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended February 28, 2019, Investor Shares 12b-1 expense incurred by the Growth Equity Fund was $383 and $781 for the Yield-Focus Equity Fund. At February 28, 2019, the Distributor was owed $147 by the Growth Equity Fund and $256 for the Yield Focus Equity Fund for Investor Shares 12b-1 expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments were as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Purchases	$9,352,643	$6,406,994	$15,273,272
Sales	11,172,240	7,988,953	14,068,440

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2019.

NOTE 6. FEDERAL TAX INFORMATION

At February 28, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Gross unrealized appreciation	$6,786,051	$2,226,212	$2,901,344
Gross unrealized depreciation	(197,773)	(189,720)	(688,142)
Net unrealized appreciation on investments	$6,588,278	$2,036,492	$2,213,202
Tax cost of investments	$19,870,276	$13,720,350	$27,863,828

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION – continued

The tax character of distributions for the fiscal year ended August 31, 2018 was as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Distributions paid from:
Ordinary Income	$22,259	$90,492	$982,449
Net Long-Term Capital Gains	1,725,308	—	—
Total Distributions Paid	$1,747,567	$90,492	$982,449

At August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

	Growth Equity Fund	Value Equity Fund	Yield-Focus Equity Fund
Undistributed Ordinary Income	$143,008	$106,308	$93,498
Undistributed Long-Term Capital Gains	1,648,472	759,130	—
Accumulated Capital and Other Losses	—	—	(2,649,508)
Unrealized Appreciation (Depreciation)(a)	8,148,438	3,279,736	3,082,805
Total Accumulated Earnings (Losses)	9,939,918	4,145,174	526,795

(a)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of wash losses, return of capital adjustments, interest accruals on trust preferred securities and mark-to-market of passive foreign investment companies.

As of August 31, 2018, the Yield-Focus Equity Fund had available for tax purposes an unused capital loss carryforward of $2,649,508 of short-term capital losses with no expiration, which was available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. During the fiscal year ended August 31, 2018, the Value Equity Fund and Yield-Focus Equity Fund, respectively, utilized $450,714 and $4,735,987 in available capital loss carryforwards.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2019, the Growth Equity Fund had 39.38% of the value of its net assets invested in stocks within the Information Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

MERITAGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2019 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Meritage Growth Equity Fund Institutional Class
Actual	$ 1,000.00	$ 943.10	$ 4.82	1.00%
Hypothetical(b)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Investor Class
Actual	$ 1,000.00	$ 941.90	$ 6.02	1.25%
Hypothetical(b)	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%
Meritage Value Equity Fund Institutional Class
Actual	$ 1,000.00	$ 950.00	$ 4.83	1.00%
Hypothetical(b)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Meritage Yield-Focus Equity Fund Institutional Class
Actual	$ 1,000.00	$ 991.80	$ 4.94	1.00%
Hypothetical(b)	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Investor Class
Actual	$ 1,000.00	$ 990.60	$ 6.17	1.25%
Hypothetical(b)	$ 1,000.00	$ 1,018.60	$ 6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on September 19 and 20, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the renewal of the Investment Advisory Agreement between the Trust and Meritage Portfolio Management, Inc. (“Meritage”) for an additional one-year period (the “Investment Advisory Agreement”), regarding the Meritage Growth Equity Fund, the Meritage Value Equity Fund, and the Meritage Yield-Focus Equity Fund (each a “Fund” and together the “Funds”). Each Fund is a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Meritage and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed renewal of the Investment Advisory Agreement between the Trust and Meritage, including, but not limited to, Meritage’s response to counsel’s due diligence letter which requested information relevant to the renewal of the Investment Advisory Agreement; the operating expense limitation agreement currently in effect between Meritage and each of the Funds (the “Expense Limitation Agreement”); and Morningstar peer group category expense and performance data for comparative purposes (collectively, the “Support Materials”). The Trustees reviewed the Support Materials at various times with Meritage, Trust management, and counsel to the Independent Trustees. Topics of discussion included, among other things, firm ownership, brokerage commission execution rates, the use and benefit of soft dollars and profitability, both from an overall firm perspective and with respect to the Funds. The Trustees noted the completeness of the Support Materials provided by Meritage. This information, together with the information provided to and reviewed by the Board throughout the course of the previous five years, formed the primary, but not exclusive, basis for the Board’s determinations. Before voting to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed the terms and the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the renewal of the Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983). Representatives from Meritage also provided additional information to the Trustees regarding the services it provides to the Funds as part of the Support Materials, including but not limited to, information regarding its investment philosophy, the firm’s compliance culture, staffing and compensation, trading practices, liability insurance, resources available to service the Funds, financial statements, Fund expenses subsidized by Meritage, Meritage’s profitability with respect to each of the Funds, Meritage’s future plans with regard to the Funds and other benefits that Meritage derived from its relationship with the Funds, among other topics.

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports on the Funds over an extended time period, the Trustees discussed the facts and factors relevant to the continuation of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Meritage’s services to the Funds. The Trustees noted the inclusion of fee and performance comparisons of the Funds to their respective Morningstar peer group category. It was noted that the peer group comparisons were filtered by total net assets so that the Funds were compared to other funds with a similar asset size, and the Trustees discussed the appropriateness of this comparison. Based upon Meritage’s presentation to the Board and the Support Materials considered in connection with the renewal of the Meritage Investment Advisory Agreement, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and Meritage, as set forth in the Meritage Investment Advisory Agreement between the Trust and Meritage, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) (continued)

In determining whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Meritage; (2) the cost of the services to be provided and the profits to be realized by Meritage from services rendered to the Trust and each Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, as well other accounts that Meritage advises; (4) the extent to which economies of scale would be realized as each Fund grows and whether the proposed advisory fee for each Fund, and the Funds together, reflects these economies of scale for each Fund’s benefit; and (5) other financial benefits to Meritage resulting from services to be rendered to the Funds. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Meritage provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Meritage effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; (6) providing distribution services and paying platform fees; and (7) providing compliance support services. The Trustees considered Meritage’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of the portfolio managers, and noted the lead portfolio manager’s experience managing assets using investment philosophies similar to that employed for the Funds. It was noted that there had been no employee turnover on the investment team over the past ten years. The Trustees also noted the investment in internal resources and systems to promote growth in the firm and the Funds, including hiring new employees. The Trustees discussed the high client retention in Meritage’s separately managed client accounts and the growth of assets of the Funds over time as sign of quality. The Trustees also noted each Fund’s performance compared to its respective benchmark. The Trustees considered that each Fund both underperformed and outperformed its benchmark for certain periods since the respective Fund’s inception. The Trustees also considered each Fund’s performance compared to its respective Morningstar peer group category. It was noted that Morningstar had recently reclassified the peer group of the Meritage Yield-Focus Equity Fund, and that Meritage disagrees with this classification for a variety of reasons, including that the Meritage Yield-Focus Equity Fund does not invest in bonds, unlike most of the funds in the new peer category. They noted that the Meritage Growth Equity Fund underperformed the average and median of its peer group for the one-year period, but outperformed the average and median of its peer group for the three-year period ended August 31, 2018. They also noted that both the Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund underperformed the average and median of their respective peer group for the same one- and three-year periods. The Trustees also noted that the Funds had performed better in the month subsequent to the end of the period. The Trustees also noted the Morningstar rating for the Meritage Growth Equity Fund. The Trustees further noted that it is difficult to make meaningful comparisons with short-term results. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Meritage provides to the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that the Funds pay to Meritage under the Investment Advisory Agreement, as well as Meritage’s profitability from the services that it rendered to the Funds. In that regard, the Trustees noted that Meritage subsidizes the costs of all distribution services rendered to the Funds which exceed the amounts payable by the Funds under their Rule 12b-1 Distribution Plan. They also noted that Meritage has additional responsibilities with respect to the Funds, including compliance, reporting and operational responsibilities. The Trustees considered that Meritage has contractually agreed to reduce its management fees and, if necessary, reimburse the Funds for operating expenses, as specified in each Fund’s prospectus. The Trustees noted that Meritage is not yet realizing any profits as a result of its advisory services to the Funds.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) (continued)

Comparative Fee and Expense Data. The Trustees noted that the Meritage Growth Equity Fund’s management fee was in line with the average and median gross management fee reported for its peer group. The Trustees noted that both the Meritage Value Equity Fund’s and the Meritage Yield-Focus Equity Fund’s contractual management fees were slightly above the average and median gross management fee reported for its respective peer group. The Trustees then noted that the Meritage Growth Equity Fund’s gross and net total expense ratios (reflected with and without waivers and expense reimbursements) were below the average and median gross and net total expense ratios reported for its peer group, and that the Meritage Value Equity Fund’s and the Meritage Yield-Focus Equity Fund’s gross and net total expense ratios (reflected with and without waivers and expense reimbursements) were either at or below the average and median gross and net total expense ratios reported for its respective peer group. They further considered the fees paid by Meritage’s separately managed accounts and the significant and distinct differences in the services provided to these accounts and the Funds. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment vehicle to another and investment adviser to another, the Trustees concluded that Meritage’s advisory fee continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, but did not find that any material economies exist at this time.

Other Benefits. The Trustees considered the extent to which Meritage utilizes soft dollar arrangements with respect to portfolio transactions, and noted that Meritage does utilize brokers with whom it has soft dollar relationships to execute the Funds’ portfolio transactions. The Trustees also noted that while Meritage does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor of the Advisers Act in connection with the execution of client transactions, affiliated brokers are not utilized to execute the portfolio transactions of any of the Funds. The Trustees noted Meritage’s strong compliance culture and its successful efforts over the course of the previous two years in negotiating lower brokerage commission rates for the Funds. It was noted that as Fund volume increased, brokerage commissions costs would likely decline. The Board noted its continued review of and discussions with Meritage regarding the use of soft dollars and the soft dollar cost allocations with respect to the Funds. While the Trustees noted that Rule 12b-1 fees may be paid to Meritage as compensation for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the distribution expenses that Meritage incurred continue to exceed any Rule 12b-1 payments from the Funds. The Trustees concluded that all things considered, Meritage does not receive material additional financial benefits from services rendered to the Funds.

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-855-261-0104

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 261-0104 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Meritage Portfolio Management, Inc.

7500 College Boulevard, Suite 1212

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Preserver Alternative Opportunities Fund
Institutional Shares – PAOIX

Semi-Annual Report
February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (844) 838-2119 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 838-2119. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Preserver Partners, LLC
8700 Trail Lake Drive West, Suite 105
Memphis, Tennessee 38125
(844) 838-2119 or (901) 755-4737

Investment Results (Unaudited)

Average Annual Total Returns(a) as of February 28, 2019

	Six Months	One Year	Three Year	Since Inception (3/1/16)
Preserver Alternative Opportunities Fund
Institutional Shares	-3.98%	0.03%	6.61%	6.61%
Wilshire Liquid Alternative Index (b)	-1.09%	-1.19%	2.38%	2.38%
Bloomberg Barclays U.S. Aggregate Bond Index (b)	1.99%	3.17%	1.69%	1.69%

Expense Ratios(c)
Institutional Shares
Gross	1.83%
With Applicable Waivers	1.53%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Preserver Alternative Opportunities Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2119.

(a)	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee waivers during the applicable period. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.
(b)	This table compares the Fund’s average annual total returns for the referenced periods to those of Wilshire Liquid Alternative Index and the Bloomberg Barclays U.S. Aggregate Bond Index. Effective December 14, 2017 for performance reflected in this report, the Fund’s benchmark was updated from the Bloomberg Barclays U.S. Aggregate Bond Index to the Wilshire Liquid Alternative Index based on the Adviser’s determination that the Wilshire Liquid Alternative Index more closely aligns with the investment strategy of the Fund. The Trust’s Board approved this change to the Fund’s benchmark in December 2017. The Wilshire Liquid Alternative Index measures the collective performance of the five Wilshire Liquid Alternative Strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index is designed to provide a broad measure of the Liquid Alternative Global Macro Index, Wilshire Liquid Alternative Relative Value Index, Wilshire Liquid Alternative Multi-Strategy Index, and Wilshire Liquid Alternative Event driven Index. The Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) covers the U.S. investment grade fixed rate bond market (measuring bonds with maturities of at least one year), with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

1

Investment Results (Unaudited) (continued)

(c) The expense ratios are from the Fund’s Prospectus dated December 31, 2018. Preserver Partners, LLC, the Fund’s adviser (the “Adviser”) has contractually agreed, through December 31, 2020, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2020 (“Expense Limitation Agreement”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Investment Advisory Agreement with the Adviser.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (844) 838-2119. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

2

Portfolio Illustration (Unaudited)

February 28, 2019

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

3

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited)

February 28, 2019

	Shares	Fair Value
COMMON STOCKS — 43.85%

Australia — 1.83%
Consumer Discretionary — 1.81%
Aristocrat Leisure Ltd.	12,000	$209,562
Domino's Pizza Enterprises Ltd.	5,000	146,297
		355,859
Industrials — 0.02%
Sydney Airport	930	4,750
Total Australia		360,609

Brazil — 0.62%
Information Technology — 0.62%
StoneCo Ltd., Class A(a)	4,000	121,640

Canada — 1.01%
Real Estate — 1.01%
NorthWest Healthcare Properties Real Estate Investment Trust	23,536	198,525

France — 1.38%
Industrials — 1.38%
Thales SA	2,200	270,840

Germany — 1.45%
Real Estate — 1.45%
Deutsche Wohnen SE	6,120	285,363

Japan — 4.85%
Communication Services — 1.64%
SoftBank Group Corporation	3,500	322,777

Consumer Discretionary — 1.64%
McDonald's Holdings Company Japan Ltd.	7,200	322,311

Information Technology — 1.57%
Amano Corporation	5,000	106,038
Keyence Corporation	350	203,871
		309,909
Total Japan		954,997

Luxembourg — 1.43%
Consumer Discretionary — 1.43%
B&M European Value Retail S.A.	60,000	281,273

4	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Shares	Fair Value
COMMON STOCKS — (continued)

Sweden — 1.12%
Industrials — 1.12%
Volvo AB, B Shares	15,000	$220,858

United Kingdom — 2.81%
Health Care — 1.73%
Abcam plc	20,000	340,817

Industrials — 1.08%
IHS Markit Ltd.(a)	4,000	212,680
Total United Kingdom		553,497

United States — 27.35%
Communication Services — 1.15%
Alphabet, Inc., Class A(a)	200	225,310

Consumer Discretionary — 2.66%
Norwegian Cruise Line Holdings Ltd.(a)	5,000	277,650
Starbucks Corporation	3,500	245,910
		523,560
Energy — 2.11%
Enterprise Products Partners LP(b) (c)	15,000	414,750

Financials — 5.98%
Berkshire Hathaway, Inc., Class B(a) (c)	1,500	301,950
Blackstone Group LP (The)	7,000	233,730
MSCI, Inc.	1,500	277,080
Progressive Corporation (The)	5,000	364,500
		1,177,260
Health Care — 1.23%
UnitedHealth Group, Inc.	1,000	242,220

Information Technology — 8.02%
Adobe, Inc.(a)	1,000	262,500
Broadridge Financial Solutions, Inc.(c)	2,000	202,500
Mastercard, Inc., Class A(c)	1,700	382,109
Microsoft Corporation	2,500	280,075
Motorola Solutions, Inc.	1,000	143,120
SS&C Technologies Holdings, Inc.	5,000	307,900
		1,578,204

See accompanying notes which are an integral part of these financial statements.	5

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Shares	Fair Value
COMMON STOCKS — (continued)

Real Estate — 4.77%
Equinix, Inc.	800	$338,799
HCP, Inc.	10,000	307,700
Simon Property Group, Inc.	1,600	289,856
		936,355
Utilities — 1.43%
NextEra Energy, Inc.	1,500	281,580
Total United States		5,379,239

Total Common Stocks (Cost $7,683,418)		8,626,841

PREFERRED STOCKS — 7.48%

United States — 7.48%
Communication Services — 1.21%
AT&T, Inc., 5.35%	9,500	238,260

Financials — 4.89%
Bank of America Corporation, Series W, 6.63%	8,100	206,550
Citigroup, Inc., Series J, 7.13%	5,000	136,750
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,000	359,100
New York Mortgage Trust, Inc., Series C, 7.88%	11,000	260,700
		963,100
Real Estate — 1.38%
Jernigan Capital, Inc., Series B, 7.00%	11,100	271,395
Total Preferred Stocks (Cost $1,430,239)		1,472,755

PRIVATE INVESTMENT FUNDS — 4.07%
Palmer Square Senior Loan Fund LLC(d) (e)		800,000
Total Private Investment Funds (Cost $800,000)		800,000

CLOSED-END FUNDS — 4.00%
Barings Global Short Duration High Yield Fund	17,500	316,225
Eaton Vance Limited Duration Income Fund	37,000	471,750
Total Closed-End Funds (Cost $790,726)		787,975

EXCHANGE-TRADED FUNDS — 1.59%
SPDR Bloomberg Barclays Convertible Securities ETF	6,000	313,440
Total Exchange-Traded Funds (Cost $282,513)		313,440

6	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Principal Amount	Fair Value
CORPORATE BONDS — 24.36%

Canada — 1.27%
Financials — 1.27%
Toronto-Dominion Bank/The, MTN, 3.10%, 1/31/2021	$250,000	$248,998

United States — 23.09%
Communication Services — 1.74%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	197,140
T-Mobile USA, Inc., 4.75%, 2/1/2028	150,000	146,235
		343,375
Consumer Discretionary — 3.40%
International Game Technology plc, 5.35%, 10/15/2023	120,000	120,394
L Brands, Inc., 5.25%, 2/1/2028	200,000	173,250
Levi Strauss & Company, 5.00%, 5/1/2025	250,000	256,250
Scientific Games International, Inc., 6.25%, 9/1/2020	120,000	120,600
		670,494
Energy — 1.22%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	102,250
Range Resources Corporation, 4.88%, 5/15/2025	150,000	138,141
		240,391
Financials — 10.56%
Bank of America Corporation, Series MTN, 2.33%, 10/1/2021	250,000	247,402
Bank of America Corporation, Series FF, 5.88%, Perpetual	350,000	345,546
Citibank N.A., 2.13%, 10/20/2020	200,000	197,431
Citigroup, Inc., Series M, 6.30%, Perpetual	220,000	224,175
PNC Bank N.A., 4.05%, 7/26/2028	250,000	257,747
Stifel Financial Corporation, 4.25%, 7/18/2024	200,000	201,889
Wells Fargo & Company, MTN, 2.60%, 7/22/2020	350,000	348,454
Wells Fargo Bank N.A., 3.33%, 7/23/2021	250,000	250,757
		2,073,401
Health Care — 2.16%
Community Health Systems, Inc., 8.13%, 6/30/2024(f)	150,000	126,750
DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	200,000	193,750
Tenet Healthcare Corporation, 8.13%, 4/1/2022	100,000	107,125
		427,625
Industrials — 1.24%
Timken Company (The), 3.88%, 9/1/2024	100,000	99,157
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	145,500
		244,657
Materials — 0.85%
AK Steel Corporation, 6.38%, 10/15/2025	200,000	168,000

See accompanying notes which are an integral part of these financial statements.	7

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Principal Amount	Fair Value
CORPORATE BONDS — (continued)

Real Estate — 1.52%
Iron Mountain, Inc., 5.75%, 8/15/2024	$200,000	$200,938
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	98,002
		298,940
Utilities — 0.40%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	77,875
Total Corporate Bonds (Cost $4,554,765)		4,793,756

U.S. TREASURY OBLIGATIONS — 5.67%
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(g)	200,000	208,741
United States Treasury Notes, 1.13%, 2/28/2021	450,000	437,818
United States Treasury Notes, 1.63%, 2/15/2026	500,000	468,575
Total U.S. Treasury Obligations (Cost $1,127,883)		1,115,134

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.47%
Banc of America Mortgage Securities, Inc., Series 2004-K, Class 1A2, 4.84%, 12/25/2034(h)	83,898	81,204
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	46,330	47,890
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 4.32%, 2/20/2035(h)	35,040	35,296
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 2.99%, 6/25/2035 (1MO LIBOR + 50bps)(h)	19,998	19,169
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 4.26%, 11/19/2034(h)	115,311	116,300
Impac CMB Trust, Series 2005-08, Class 2B, 4.74%, 2/25/2036 (1MO LIBOR + 225bps)(h)	146,141	141,724
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 3.92%, 6/25/2031 (1MO LIBOR + 142.5bps)(h)	242,536	241,950
Total Collateralized Mortgage Obligations (Cost $643,590)		683,533

CONVERTIBLE CORPORATE BONDS — 0.64%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	126,728
Total Convertible Corporate Bonds (Cost $110,277)		126,728

8	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Schedule of Investments (Unaudited) (continued)

February 28, 2019

	Principal Amount	Fair Value
ASSET-BACKED SECURITIES — 0.47%
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022(f)	$90,873	$92,118
Total Asset-Backed Securities (Cost $91,538)		92,118

Total Investments — 95.60% (Cost $17,764,949)		18,812,280

Other Assets in Excess of Liabilities — 4.40%		865,397

NET ASSETS — 100.00%		$19,677,677

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	All or a portion of the security is held as collateral for unsettled security transactions.
(d)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(e)	Illiquid security.
(f)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ETF – Exchange-Traded Fund

MTN – Medium Term Note

SPDR – Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	9

Preserver Alternative Opportunities Fund
Statement of Assets and Liabilities (Unaudited)

February 28, 2019

Assets
Investments in securities at fair value (cost $17,764,949)	$18,812,280
Cash	776,906
Receivable for fund shares sold	1,700
Dividends and interest receivable	83,305
Tax reclaims receivable	10,135
Prepaid expenses	9,494
Total Assets	19,693,820
Liabilities
Payable to Adviser	7,310
Accrued 12b-1 fees - Retail shares(a)	736
Payable to Administrator	4,702
Other accrued expenses	3,395
Total Liabilities	16,143
Net Assets	$19,677,677
Net Assets consist of:
Paid-in capital	$18,744,696
Accumulated earnings	932,981
Net Assets	$19,677,677
Institutional Shares:
Net Assets	$19,677,677
Shares outstanding	1,778,576
Net asset value, offering and redemption price per share(b)	$11.06

(a)	Effective February 12, 2019, the outstanding Retail Shares of the Fund were exchanged for Institutional Shares.
(b)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

10	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statement of Operations (Unaudited)

For the six months ended February 28, 2019

Investment Income
Dividend income (net of foreign taxes withheld of $4,450)	$217,428
Interest income	154,652
Total investment income	372,080
Expenses
Investment Adviser	79,920
Administration	13,928
Fund accounting	13,928
Audit and tax preparation	10,848
Transfer agent	8,929
Trustee	8,468
Printing	7,363
Legal	7,292
Pricing	6,029
Registration	5,194
Custodian	3,178
12b-1 fees - Retail Shares(a)	2,916
Interest	365
Miscellaneous	6,656
Total expenses	175,014
Recoupment of prior expenses waived/reimbursed by Adviser	1,083
Net operating expenses	176,097
Net investment income	195,983
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(270,262)
Net increase from payment by Adviser for investment loss	1,737
Net realized loss on written options	(3,653)
Net realized loss on foreign currency translations	(8,337)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(932,742)
Net realized and change in unrealized loss on investments	(1,213,257)
Net decrease in net assets resulting from operations	$(1,017,274)

(a)	Effective February 12, 2019, the outstanding Retail Shares of the Fund were exchanged for Institutional Shares.

See accompanying notes which are an integral part of these financial statements.	11

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$195,983	$252,880
Net realized gain (loss) on investment securities, written options transactions and foreign currency translations	(280,515)	975,565
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(932,742)	2,712
Net increase (decrease) in net assets resulting from operations	(1,017,274)	1,231,157
Distributions to Shareholders from Earnings:
Institutional Shares	(684,723)	(515,218)
Retail Shares(b)	(90,512)	(73,739)
Total distributions	(775,235)	(588,957)
Capital Transactions – Institutional Shares(b)
Proceeds from shares sold	953,700	5,063,761
Reinvestment of distributions	633,107	513,700
Shares issued in connection with class consolidation	1,812,018	—
Amount paid for shares redeemed	(2,859,765)	(1,465,745)
Total Institutional Shares	539,060	4,111,716
Capital Transactions – Retail Shares(b)
Proceeds from shares sold	325,702	1,182,902
Reinvestment of distributions	89,642	73,225
Shares redeemed in connection with class consolidation	(1,812,018)	—
Amount paid for shares redeemed	(1,045,774)	(846,215)
Proceeds from redemption fees(c)	43	106
Total Retail Shares	(2,442,405)	410,018
Net increase (decrease) in net assets resulting from capital transactions	(1,903,345)	4,521,734
Total Increase (Decrease) in Net Assets	(3,695,854)	5,163,934

12	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Statements of Changes in Net Assets (continued)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018(a)
Net Assets
Beginning of period	$23,373,531	$18,209,597
End of period	$19,677,677	$23,373,531
Share Transactions – Institutional Shares(b)
Shares sold	87,304	434,546
Shares issued in connection with class consolidation	165,943	—
Shares issued in reinvestment of distributions	63,311	44,530
Shares redeemed	(266,105)	(126,344)
Total Institutional Shares	50,453	352,732
Share Transactions – Retail Shares(b)
Shares sold	30,977	101,517
Shares redeemed in connection with class consolidation	(166,255)	—
Shares issued in reinvestment of distributions	8,982	6,360
Shares redeemed	(97,151)	(72,592)
Total Retail Shares	(223,447)	35,285

(a)

For the year ended August 31, 2018, distributions to shareholders from earnings consisted of net investment income in the amount of $227,584 (Institutional Shares) and $30,727 (Retail Shares) and net realized gains in the amount of $287,634 (Institutional Shares) and $43,012 (Retail Shares). As of August 31, 2018, accumulated undistributed net investment income was $82,446.

(b)	Effective February 12, 2019, the outstanding Retail Shares of the Fund were exchanged for Institutional Shares.
(c)	A 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	13

Preserver Alternative Opportunities Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period Ended August 31, 2016(a)
Selected Per Share Data
Net asset value, at beginning of period	$11.98		$11.65	$10.62	$10.00
Income from investment operations:
Net investment income	0.10		0.16	0.18	0.07
Net realized and unrealized gain (loss) on investments	(0.62)		0.53	1.08	0.55
Total from investment operations	(0.52)		0.69	1.26	0.62
Less distributions to shareholders from:
Net investment income	(0.06)		(0.16)	(0.22)	—
Net realized gains	(0.34)		(0.20)	(0.01)	—
Total distributions	(0.40)		(0.36)	(0.23)	—
Net asset value, at end of period	$11.06		$11.98	$11.65	$10.62
Total Return(b)	(3.98	)%(c)	6.05%	12.04%	6.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,678		$20,705	$16,022	$9,659
Before waiver or recoupment:
Ratio of expenses to average net assets	1.62	%(d)	1.72%	2.02%	2.92	%(d)
After waiver or recoupment:
Ratio of expenses to average net assets	1.62	%(d)	1.75%	1.75%	1.75	%(d)
Ratio of net investment income to average net assets	1.91	%(d)	1.25%	1.62%	1.44	%(d)
Portfolio turnover rate(e)	30	%(c)	68%	72%	20	%(c)

(a)	For the period March 1, 2016 (commencement of operations) to August 31, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fee.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

14	See accompanying notes which are an integral part of these financial statements.

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited)

February 28, 2019

NOTE 1. ORGANIZATION

The Preserver Alternative Opportunities Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on September 16, 2015. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Preserver Partners, LLC (the “Adviser”). The investment objective of the Fund is to seek current income and capital appreciation with low volatility compared to the major equity and fixed income markets.

The Fund currently offers Institutional Shares. The Fund commenced operations on March 1, 2016. A 2.00% redemption fee is imposed on shares redeemed within 60 days of purchase. Effective on the close of business on February 12, 2019, Retail Shares were consolidated into Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

15

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited

16

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share (“NAV”) of the Fund.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940 (“1940 Act”) (each a “Private Fund”). Illiquid securities are securities that maybe difficult to sell promptly (generally within seven days) at approximately their current value because of a limited trading market and other factors. The Fund intends to treat interests in loan participations and Private Funds as illiquid securities. Generally, the Trust also considers securities eligible for resale under Rule 144A of the 1933 Act to be illiquid securities for purposes of the Fund’s investment limitation applicable to illiquid securities. The Trust believes that Section 4(2) commercial paper and Rule 144A securities may be considered “liquid” if certain criteria are satisfied consistent with procedures adopted by the Board. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities.

As of February 28, 2019, the Fund held illiquid and restricted securities representing 4.07% of net assets as listed below:

Issuer Description	Acquisition Date	Cost	Fair Value
Palmer Square Senior Loan Fund LLC(a)	2/1/19	$800,000	$800,000

(a)	Security is currently being valued according to the fair value procedures approved by the Board.

17

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

NOTE 3. DERIVATIVE TRANSACTIONS

The Fund may engage in options transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes a Fund to equity price risk.

The following table identifies the location and fair value of derivative instruments on the Statement of Operations for the six months ended February 28, 2019.

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Written Options	Net realized loss and change in unrealized appreciation (depreciation) on written options	$(3,653)	$—

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended February 28, 2019:

Average Market Value
Written Options	$(543)

18

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange.

19

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Private investment funds exempt from registration as an investment company under the 1940 Act (each a “Private Fund”) will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or third party administrator. The Private Funds value their underlying investments in accordance with policies established by such Private Funds. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by a Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. In determining fair values as of February 28, 2019, the Adviser has, as a practical expedient, estimated fair value of each Private Fund using the NAV (or its equivalent) provided by the investment adviser or third party administrator of each Private Fund as of that date. All investments for which fair value is measured using the Private Fund’s net asset value as a practical expedient are not required to be categorized within the fair value hierarchy. Accordingly, Private Funds with a fair value of $800,000 have not been categorized.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or

20

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,626,841	$—	$—	$8,626,841
Preferred Stocks	1,472,755	—	—	1,472,755
Private Investment Funds	—	—	—	800,000
Closed-End Funds	787,975	—	—	787,975
Exchange-Traded Funds	313,440	—	—	313,440
Corporate Bonds	—	4,793,756	—	4,793,756
U.S. Treasury Obligations	—	1,115,134	—	1,115,134
Collateralized Mortgage Obligations	—	683,533	—	683,533
Convertible Corporate Bonds	—	126,728	—	126,728
Asset-Backed Securities	—	92,118	—	92,118
Total	$11,201,011	$6,811,269	$—	$18,812,280

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued

21

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended February 28, 2019, the Adviser earned fees of $79,920 from the Fund. At February 28, 2019, the Fund owed the Adviser $7,310.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) expenses incurred under a Rule 12b-1 plan of distribution; and (vii) indirect expenses such as acquired fund fees and expenses) do not exceed 1.35% of the Fund’s average daily net assets through December 31, 2020 (“Expense Limitation”). Prior to December 31, 2018, the expense cap was 1.75%. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of February 28, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $94,182 from the Fund no later than February 28, 2022.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended February 28, 2019, the Administrator earned fees of $13,928 for administration services, $8,929 for transfer agent services, and $13,928 for fund accounting services. At February 28, 2019, the Fund owed the Administrator $4,702 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

22

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund’s Retail Shares in connection with the promotion and distribution of the Fund’s Retail Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of Retail Shares, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the Plan, the Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Retail Shares of the Fund may be less than fees paid out by the class under the Plan. For the period from September 1, 2018 through February 28, 2019, Retail Shares 12b-1 expense incurred by the Fund was $2,916. At February 28, 2019, the Fund owed the Distributor $736 for Retail Shares 12b-1 expenses. Effective on the close of business on February 12, 2019, Retail Shares were consolidated into Institutional Shares, and the Fund currently offers only Institutional Shares. Payments under the Plan are not authorized or permitted after February 12, 2019.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments U.S. government were $6,126,929 and $9,036,945, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended February 28, 2019.

NOTE 7. FEDERAL TAX INFORMATION

At February 28, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,406,033
Gross unrealized depreciation	(387,085)
Net unrealized appreciation on investments	1,018,948
Tax cost of investments	17,793,332

23

Preserver Alternative Opportunities Fund
Notes to the Financial Statements (Unaudited) (continued)

February 28, 2019

The tax character of distributions for the fiscal year ended August 31, 2018 was as follows:

Distributions paid from:
Ordinary income	$258,311
Long-term capital gains	330,646
Total distributions paid	$588,957

At August 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$392,412
Undistributed long-term capital gains	381,682
Unrealized appreciation (depreciation) on investments(a)	1,951,407
Unrealized appreciation (depreciation) on foreign currency translations	(11)
Total accumulated earnings (deficit)	$2,725,490

(a)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the mark-to-market adjustments on passive foreign investment companies, the tax treatment of return of capital adjustments and interest accruals on complex securities.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

24

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Preserver Alternative Opportunities Fund
Institutional Class	Actual	$ 1,000.00	$ 960.20	$ 7.89	1.62%

	Hypothetical(b)	$ 1,000.00	$ 1,016.74	$ 8.12	1.62%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

25

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (844) 838-2119

26

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

27

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Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 838-2119 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Preserver Partners, LLC

8700 Trail Lake Drive West, Suite 105

Memphis, TN 38125

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 500

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	4/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	4/24/2019

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	4/24/2019